condensed interim consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income (loss)	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2023	1,468
Balance at Dec. 31, 2023	$ 12,324	$ 997	$ 2,835	$ (44)	$ 16,112	$ 1,190	$ 17,302
Net income (loss)			355		355	6	361
Other comprehensive income			51	40	91	30	121
Dividends			(1,131)		(1,131)		(1,131)
Dividends reinvested and optional cash payments	$ 314				314		314
Dividends reinvested and optional cash payments (in shares)	14
Equity accounted share-based compensation	$ 2	56			58	(3)	55
Issue of Common Shares in business combination	$ 7				7		7
Change in ownership interests of subsidiaries		3			3	13	16
Balance (in shares) at Jun. 30, 2024	1,482
Balance at Jun. 30, 2024	$ 12,647	1,056	2,110	(4)	15,809	1,236	17,045
Balance (in shares) at Dec. 31, 2024	1,504
Balance at Dec. 31, 2024	$ 13,124	1,081	1,520	(105)	15,620	1,178	16,798
Net income (loss)			328		328	(272)	56
Other comprehensive income			26	20	46	(45)	1
Dividends			(1,244)		(1,244)		(1,244)
Dividends reinvested and optional cash payments	$ 409				409		409
Dividends reinvested and optional cash payments (in shares)	21
Equity accounted share-based compensation		70			70	(4)	66
Change in ownership interests of subsidiaries		(9)			(9)	25	16
Balance (in shares) at Jun. 30, 2025	1,525
Balance at Jun. 30, 2025	$ 13,533	$ 1,142	$ 630	$ (85)	$ 15,220	$ 882	$ 16,102